Unaudited Condensed Interim Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUE
Revenue	$ 39,312,613	$ 13,828,598	$ 68,928,550	$ 26,214,862
OPERATING EXPENSES
Commissions and voyage related costs	8,546,389	299,085	14,667,236	545,684
Vessel operating expenses	11,257,628	6,606,327	20,477,936	12,506,318
Depreciation	5,713,901	3,401,368	10,622,505	6,423,130
Amortization of deferred dry dock expenditure	607,394	514,253	1,170,024	955,838
General and administrative expenses	2,727,980	1,907,557	4,843,622	4,196,823
Total operating expenses	28,853,292	12,728,590	51,781,323	24,627,793
Profit from operations	10,459,321	1,100,008	17,147,227	1,587,069
Interest expense and finance costs	(2,529,459)	(1,000,036)	(4,139,228)	(1,890,022)
Interest income	4,389	8,278	6,023	10,300
Profit / (loss) before taxes	7,934,251	108,250	13,014,022	(292,653)
Income tax	(14,098)	(13,505)	(26,586)	(26,054)
Net profit / (loss)	$ 7,920,153	$ 94,745	$ 12,987,436	$ (318,707)
Earnings / (loss) per share, basic and diluted (in dollars per share)	$ 0.304	$ 0.004	$ 0.500	$ (0.008)
Weighted average number of common shares, basic and diluted (in shares)	26,014,629	26,100,000	25,997,708	22,996,409